GENERAL INFORMATION (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 13, 2018	Nov. 20, 2019	Apr. 30, 2019	Jan. 22, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
GENERAL INFORMATION (Details) [Line Items]
Number of shares pending of subscription and payment (in Shares)					466,832
Number of average employees					41,043
Number of employees					41,729
Value of acquisition transaction (in Dollars) | $					$ 294,105
Cueto Group [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued					21.46%
Shareholders [Member]
GENERAL INFORMATION (Details) [Line Items]
Total of shareholders					1,228
Percentage of share capital in form of ADRs					4.17%
Andes Airport Services S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Sale value (in Dollars) | $					$ 39,108
Administrative Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees					6,966
Maintenance Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees					4,911
Operations Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees					13,538
Cabin Crew [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees					9,511
Cockpit Crew [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees					4,298
Sales Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees					2,505
Ordinary shares [member]
GENERAL INFORMATION (Details) [Line Items]
Number of ordinary shares (in Shares)					606,407,693	606,407,693
Number of shares pending of subscription and payment (in Shares)					466,832
Holdco I S.A [Member] | TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of economic rights					99.9983%
TAM S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of rights politicians product					51.04%
Percentage of allows foreign capital					100.00%
Sale value (in Dollars) | $					$ 29,466
Lan Pax Group S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of purchased shares (in Shares)				17,717
Percentage of ownership changes for capital increase				3.77922%
Percentage of equity ownership				96.22078%
Percentage from inversiones	1.00%
LATAM Airlines Group S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of equity ownership	99.00%	100.00%
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional, AIRES S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of equity ownership						99.2012%
Number of shares acquired (in Shares)						5,319,000
Tam Linhas Aereas S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares			TAM Linhas Aereas S.A, through a public offering of shares, acquired 27.26% of the shares of Multiplus S.A., owned by minority shareholders. Subsequently, the Company TAM S.A assigned 72.74% of its stake in Multiplus S.A., through a capital increase, to TAM Linhas Aerea S.A.; Because of 100% of the shares remain under the control of TAM Linhas Aereas S.A. a merge with Multiplus S.A. was materialized, leaving Multiplus S.A. from being an independent company on May 31, 2019.